Accounting Policies - Hyperinflationary Economies (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022 venezuelanBolivarInflation_adjustedPerUSDollar	Dec. 31, 2022 venezuelanBolivarSoberano / $	Dec. 31, 2022 $ / €	Dec. 31, 2021 venezuelanBolivarInflation_adjustedPerUSDollar	Dec. 31, 2021 venezuelanBolivarSoberano / $	Dec. 31, 2021 $ / €	Dec. 31, 2020 venezuelanBolivarInflation_adjustedPerUSDollar	Dec. 31, 2020 venezuelanBolivarSoberano / $	Dec. 31, 2020 $ / €
Venezuela
Disclosure of geographical areas [line items]
Inflation rate (as a percent)	174.30%	686.40%	2959.80%
Exchange rate as of closing date of period (per USD)				45.18	17.489		16.47	4.597		2,094,405	1,107,199
Argentina
Disclosure of geographical areas [line items]
Exchange rate as of closing date of period (per USD)						189.08			116.37			103.23
Cumulative index rate (as a percent)	1134.60%	582.50%	385.90%
Annual index rate (as a percent)	95.00%	51.00%	36.00%